Document and Entity Information	Apr. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	Strategic Education, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	0-21039
Entity Tax Identification Number	52-1975978
Entity Address, Address Line One	2303 Dulles Station Boulevard
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	703
Local Phone Number	561-1600
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001013934
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	STRA
Security Exchange Name	NASDAQ